UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, WI 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-5384

Date of fiscal year end: February 28

Date of reporting period: June 30, 2011

Item 1. Proxy Voting Record.

Fund:  The Appleton Group PLUS Fund

Due to the nature of the exchange-traded funds (ETFs) and open-ended investment companies exclusively used within The Appleton Group PLUS Fund (a series of the Trust For Professional Managers), there have been no proxy votes required during the period July 1, 2010 – June 30, 2011.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Professional Managers

By (Signature and Title) /s/ Joseph C. Neuberger
                                                 Joseph C. Neuberger
 President

Date   July 19, 2011